Material Accounting Policies (Details) - USD ($)		12 Months Ended
	Nov. 21, 2023	Dec. 31, 2024
Material Accounting Policies [Line items]
Percentage of selling	51.00%
Investment of percentage	49.00%	49.00%
Leases amount (in Dollars)		$ 5,000
Granted share option percentage		50.00%
Granted term		2 years
Tax offset percentage		43.50%
Research and development expenditures percentage		48.50%
Equity Incentive Plan [Member]
Material Accounting Policies [Line items]
Granted term		3 years
Remaining granted percentage		50.00%
License [Member]
Material Accounting Policies [Line items]
Estimated useful life		10 years
Board of Directors [Member]
Material Accounting Policies [Line items]
Granted term		1 year
Altamira Medica AG [Member]
Material Accounting Policies [Line items]
Percentage of selling	51.00%	100.00%
Auris Medical Pty Ltd [Member]
Material Accounting Policies [Line items]
Percentage of selling	100.00%